LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES
Right-of-use assets	$ 180,528
Right of use asset-accumulated amortization	(43,833)
Right-of-use assets, Net	136,695	$ 18,372
Operating lease liabilities, current	90,253
Operating lease liabilities, noncurrent	23,102	5,350
Total operating lease liabilities	$ 113,355	$ 15,676